Restructuring - 2020 Global Supply Chain Optimization - Restructuring Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring expense, net	$ 45,045	$ 24,855	$ 14,781
Global Supply Chain Optimization
Restructuring Cost and Reserve [Line Items]
Restructuring expense, net	8,699
Asset impairment charges	460
Severance and related employee costs | Global Supply Chain Optimization
Restructuring Cost and Reserve [Line Items]
Restructuring expense, net	5,123
Other | Global Supply Chain Optimization
Restructuring Cost and Reserve [Line Items]
Restructuring expense, net	$ 3,576